WARRANT LIABILITY (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Weighted Average Assumptions:
Risk-free Interest Rate	2.17%	0.91%
Expected Dividend Yield	0.00%	0.00%
Expected Option Life (years)	1 year 5 months 23 days	1 year 8 months 23 days
Expected Stock Price Volatility	73.94%	83.13%
Weighted Average Fair Value	$ 0.34	$ 0.38